SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 9.5%
	United States Treasury Notes,
	0.125% due 8/31/2023 - 12/15/2023	$6,750,000	$ 6,649,921
	0.50% due 11/30/2023	3,000,000	2,940,703
	1.25% due 7/31/2023	2,000,000	1,993,437
	1.375% due 8/31/2023	3,000,000	2,980,430
	1.625% due 10/31/2023	2,000,000	1,976,016
	1.75% due 6/30/2024	3,000,000	2,893,477
	2.25% due 1/31/2024	3,280,000	3,220,037
	United States Treasury Notes Inflationary Index, 0.625% due 1/15/2024	1,884,884	1,852,544
	Total U.S. Treasury Securities (Cost $24,569,891)		24,506,565
	U.S. Government Agencies — 0.0%
[a,b]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 5.61% (LIBOR 3 Month + 0.35%) due 4/15/2025	20,000	19,114
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	4,001	3,883
	Series 2009-20E Class 1, 4.43% due 5/1/2029	14,664	13,984
	Total U.S. Government Agencies (Cost $38,757)		36,981
	Mortgage Backed — 2.1%
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	20,880	19,602
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	19,824	18,220
[c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	8,416	8,212
[a,c]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	251,971	211,791
[a,c]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.908% (LIBOR 1 Month + 3.71%) due 8/15/2023	300,000	269,348
[a,c]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 1.208% due 5/25/2065	96,563	84,828
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS,
[a]	Series K034 Class A2, 3.531% due 7/25/2023	601,764	601,764
[a]	Series K035 Class A2, 3.458% due 8/25/2023	735,245	731,694
	Series K723 Class A2, 2.454% due 8/25/2023	969,620	963,774
[a]	Federal Home Loan Mtg Corp., REMIC, Series 3877 Class FA, 5.543% (LIBOR 1 Month + 0.35%) due 11/15/2040	1,347	1,347
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	30,183	29,324
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	11,951	10,695
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	236,724	213,789
[a,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	144,806	129,505
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	69,749	66,513
[a,c]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	545,172	506,590
[a,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 6.65% (LIBOR 1 Month + 1.50%) due 6/25/2057	15,184	15,039
[a,c]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.654% due 5/25/2060	353,606	342,946
	Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	28,230	26,253
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	20,088	18,354
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	76,361	70,324
[a,c]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	3,131	3,025
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	4,079	4,014
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	23,814	22,652
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	869,031	839,017
[a,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV3 Class A1B, 3.192% due 11/25/2059	265,307	256,105
	WFRBS Commercial Mortgage Trust, CMBS, Series 2013-C17 Class ASB, 3.558% due 12/15/2046	15,008	14,946
	Total Mortgage Backed (Cost $5,707,042)		5,479,671
	Asset Backed Securities — 27.1%
	Auto Receivables — 14.4%
	ACC Auto Trust,
[c]	Series 2021-A Class A, 1.08% due 4/15/2027	4,771	4,764
[c]	Series 2022-A Class A, 4.58% due 7/15/2026	228,514	225,325
[c]	ACC Trust, Series 2022-1 Class A, 1.19% due 9/20/2024	109,118	108,627

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	ACM Auto Trust,
[c]	Series 2023-1A Class A, 6.61% due 1/22/2030	$ 849,756	$ 849,634
[c]	Series 2023-2A Class A, 7.97% due 6/20/2030	900,000	899,909
	American Credit Acceptance Receivables Trust,
[c]	Series 2019-4 Class D, 2.97% due 12/12/2025	531,018	528,656
[c]	Series 2022-3 Class A, 4.12% due 2/13/2026	255,992	255,100
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A Class A, 1.19% due 1/15/2027	509,168	496,637
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	286,970	283,248
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	815,187	804,617
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	1,250,000	1,246,567
	Capital One Prime Auto Receivables Trust,
	Series 2020-1 Class A3, 1.60% due 11/15/2024	137,507	137,197
	Series 2022-1 Class A2, 2.71% due 6/16/2025	483,424	478,165
	CarMax Auto Owner Trust,
	Series 2020-4 Class A3, 0.50% due 8/15/2025	895,676	875,389
	Series 2021-1 Class A3, 0.34% due 12/15/2025	710,962	690,098
	Series 2022-1 Class A2 0.91% due 2/18/2025	398,436	396,815
	Carvana Auto Receivables Trust,
[c]	Series 2019-1A Class E, 5.64% due 1/15/2026	689,617	687,714
	Series 2021-N2 Class A1, 0.32% due 3/10/2028	10,673	10,627
	Series 2021-N3 Class A1, 0.35% due 6/12/2028	291,238	285,923
	Series 2021-N4 Class A1, 0.83% due 9/11/2028	261,757	255,650
	Series 2021-P4 Class A2, 0.82% due 4/10/2025	104,631	104,487
[c]	Series 2022-N1 Class A1, 2.31% due 12/11/2028	548,899	533,880
[c]	Series 2023-N1 Class A, 6.36% due 4/12/2027	726,792	725,385
	CPS Auto Receivables Trust,
[c]	Series 2022-A Class A, 0.98% due 4/16/2029	118,469	117,968
[c]	Series 2023-A Class A, 5.54% due 3/16/2026	1,434,770	1,426,710
[c]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	59,268	58,475
	Drive Auto Receivables Trust, Series 2021-3 Class B, 1.11% due 5/15/2026	539,843	533,732
	DT Auto Owner Trust,
[c]	Series 2019-2A Class D, 3.48% due 2/18/2025	105,501	105,327
[c]	Series 2021-4A Class A, 0.56% due 9/15/2025	65,892	65,569
[c]	Series 2022-1A Class A, 1.58% due 4/15/2026	683,376	676,538
[c]	Series 2022-2A Class A, 2.88% due 6/15/2026	789,541	780,988
	Exeter Automobile Receivables Trust,
[c]	Series 2019-3A Class D, 3.11% due 8/15/2025	577,522	570,317
[c]	Series 2019-4A Class D, 2.58% due 9/15/2025	713,542	701,387
	Series 2021-1A Class C, 0.74% due 1/15/2026	366,920	362,328
	FHF Trust,
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	34,835	33,283
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	71,453	68,062
[c]	Series 2022-2A Class A, 6.14% due 12/15/2027	1,081,232	1,066,601
[c]	Series 2023-1A Class A1, 5.961% due 4/15/2024	1,053,074	1,052,727
	First Investors Auto Owner Trust,
[c]	Series 2020-1A Class C, 2.55% due 2/17/2026	108,728	108,555
	Series 2021-1A Class A,
[c]	0.45% due 3/16/2026	6,164	6,154
[c]	0.48% due 3/15/2027	1,234,148	1,195,833
	Flagship Credit Auto Trust,
[c]	Series 2020-4 Class B, 1.00% due 10/15/2025	512,118	510,087
[c]	Series 2021-1 Class B, 0.68% due 2/16/2027	816,997	807,520
[c]	Series 2022-1 Class A, 1.79% due 10/15/2026	1,029,680	1,002,786
	GLS Auto Receivables Issuer Trust,
[c]	Series 2021-4A Class A, 0.84% due 7/15/2025	334,988	333,411
[c]	Series 2022-2A Class A2, 3.55% due 1/15/2026	401,136	397,705
	GM Financial Consumer Automobile Receivables Trust, Series 2022-1 Class A2 0.76% due 2/18/2025	354,470	352,656
	Honda Auto Receivables Owner Trust, Series 2020-3 Class A3, 0.37% due 10/18/2024	173,355	171,007
	Hyundai Auto Receivables Trust, Series 2020-A Class A4, 1.72% due 6/15/2026	2,100,000	2,052,346
	Lendbuzz Securitization Trust,
[c]	Series 2021-1A Class A, 1.46% due 6/15/2026	178,061	170,518
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	720,970	696,507
[c]	Series 2023-1A Class A1, 5.383% due 3/15/2024	263,831	263,743
[c]	Series 2023-2A Class A1, 5.835% due 5/15/2024	832,098	831,933

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
[c]	Lobel Automobile Receivables Trust, Series 2023-1 Class A, 6.97% due 7/15/2026	$1,687,687	$ 1,682,948
	Nissan Auto Receivables Owner Trust, Series 2019-B Class A4, 2.54% due 12/15/2025	60,769	60,718
[c]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	89,375	89,027
[b,c]	Oscar U.S. Funding Trust IX LLC, Series 2018-2A Class A4, 3.63% due 9/10/2025	69,450	69,430
[b,c]	Oscar U.S. Funding XIV LLC, Series 2022-1A Class A2, 1.60% due 3/10/2025	1,295,875	1,281,770
[c]	Santander Consumer Auto Receivables Trust, Series 2020-AA Class C, 3.71% due 2/17/2026	1,164,860	1,158,986
	Santander Drive Auto Receivables Trust,
	Series 2021-3 Class C, 0.95% due 9/15/2027	989,496	969,560
	Series 2022-3 Class A3, 3.40% due 12/15/2026	759,354	749,115
	Toyota Auto Receivables Owner Trust, Series 2020-D Class A3, 0.35% due 1/15/2025	338,239	334,690
[c]	United Auto Credit Securitization Trust, Series 2022-2 Class A, 4.39% due 4/10/2025	327,066	326,249
	Veros Auto Receivables Trust,
[c]	Series 2021-1 Class A, 0.92% due 10/15/2026	353,165	351,322
[c]	Series 2022-1 Class A, 3.47% due 12/15/2025	220,339	217,842
[c]	Westlake Automobile Receivables Trust, Series 2019-3A Class D, 2.72% due 11/15/2024	265,270	264,997
	World Omni Auto Receivables Trust,
	Series 2019-C Class A3, 1.96% due 12/16/2024	15,862	15,846
	Series 2020-B Class A3, 0.63% due 5/15/2025	595,013	587,642
	Series 2020-C Class A3, 0.48% due 11/17/2025	1,072,325	1,048,405
	Series 2022-A Class A2, 1.15% due 4/15/2025	462,166	459,445
			37,073,179
	Credit Card — 0.5%
[c]	Continental Credit Card ABS LLC, Series 2019-1A Class A, 3.83% due 8/15/2026	113,134	112,805
[c]	Mercury Financial Credit Card Master Trust, Series 2023-1A Class A, 8.04% due 9/20/2027	700,000	699,146
[c]	Perimeter Master Note Business Trust, Series 2019-2A Class C, 7.06% due 5/15/2024	500,000	488,905
			1,300,856
	Other Asset Backed — 10.3%
[c]	ACHV ABS Trust, Series 2023-1PL Class A, 6.42% due 3/18/2030	644,224	644,165
	Affirm Asset Securitization Trust,
[c]	Series 2020-Z1 Class A, 3.46% due 10/15/2024	244,012	243,383
[c]	Series 2020-Z2 Class A, 1.90% due 1/15/2025	16,487	16,286
[c]	Series 2021-Z2 Class A, 1.17% due 11/16/2026	455,247	439,100
[c]	AFG ABS I LLC, Series 2023-1 Class A1, 5.462% due 2/15/2024	1,202,065	1,201,044
	Aqua Finance Trust,
[c]	Series 2017-A Class A, 3.72% due 11/15/2035	249,110	247,657
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	971,039	893,902
[c]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	22,582	22,157
[c]	BHG Securitization Trust, Series 2021-B Class A, 0.90% due 10/17/2034	80,689	76,854
[c]	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	43,072	41,228
	Conn’s Receivables Funding LLC,
[c]	Series 2021-A Class B, 2.87% due 5/15/2026	527,049	526,530
[c]	Series 2022-A Class A, 5.87% due 12/15/2026	200,747	200,714
[c]	Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2 Class C, 4.41% due 10/15/2026	136,543	136,457
[c]	Consumer Loan Underlying Bond Credit Trust, Series 2019-P1 Class C, 4.66% due 7/15/2026	127,440	127,368
[c]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	1,450,053	1,450,008
	Dell Equipment Finance Trust,
[c]	Series 2021-2 Class A3, 0.53% due 12/22/2026	1,399,168	1,370,219
[c]	Series 2022-1 Class A2, 2.11% due 8/23/2027	166,084	165,046
	Dext ABS LLC,
[c]	Series 2020-1 Class A, 1.46% due 2/16/2027	3,437	3,433
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	1,157,409	1,114,672
[c]	Diamond Resorts Owner Trust, Series 2019-1A Class A, 2.89% due 2/20/2032	32,563	30,916
	Foundation Finance Trust,
[c]	Series 2017-1A Class B, 4.14% due 7/15/2033	731,497	720,998
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	543,893	532,913
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	242,897	233,742
[c]	FREED ABS Trust, Series 2022-2CP Class A, 3.03% due 5/18/2029	4,259	4,254
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 6.282% (TSFR1M + 1.13%) due 7/15/2039	100,000	97,647
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	42,225	39,637
[c]	Kubota Credit Owner Trust, Series 2021-1A Class A3, 0.62% due 8/15/2025	568,357	549,077

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	LendingPoint Asset Securitization Trust,
[c]	Series 2012-B Class A, 4.77% due 10/15/2029	$ 93,958	$ 92,869
[c]	Series 2020-REV1 Class A, 2.731% due 10/15/2028	29,000	28,920
[c]	Series 2022-C Class A, 6.56% due 2/15/2030	598,274	598,522
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	202,935	193,612
[c]	Series 2022-ST2 Class A, 3.25% due 4/15/2028	190,595	183,133
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	238,042	230,059
[c]	LL ABS Trust, Series 2021-1A Class A, 1.07% due 5/15/2029	216,625	210,854
[c]	LP LMS Asset Securitization Trust, Series 2021-2A Class A, 1.75% due 1/15/2029	56,712	55,446
	Mariner Finance Issuance Trust,
[c]	Series 2019-AA Class A, 2.96% due 7/20/2032	115,092	113,873
[c]	Series 2019-AA Class B, 3.51% due 7/20/2032	490,000	478,085
	Marlette Funding Trust,
[c]	Series 2019-4A Class C, 3.76% due 12/17/2029	399,029	394,615
[c]	Series 2021-1A Class B, 1.00% due 6/16/2031	28,059	28,015
[c]	Series 2021-3 Class A, 0.65% due 12/15/2031	5,481	5,472
[c]	Series 2022-1A Class A, 1.36% due 4/15/2032	177,321	176,269
[c]	Series 2022-3A Class A, 5.18% due 11/15/2032	256,804	254,829
[c]	Series 2023-2A Class A, 6.04% due 6/15/2033	1,152,507	1,146,353
[c]	Mosaic Solar Loan Trust, Series 2018-1A Class C, Zero coupon due 6/22/2043	154,661	142,752
[c]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class AT1, 1.426% due 8/15/2053	535,000	530,739
[c]	NMEF Funding LLC, Series 2022-A Class A2, 2.58% due 10/16/2028	1,494,890	1,460,673
[c]	NRZ Advance Receivables Trust, Series 2020-T2 Class AT2, 1.475% due 9/15/2053	750,000	740,026
[c]	Oportun Funding LLC, Series 2022-1 Class A, 3.25% due 6/15/2029	177,998	176,532
	Pagaya AI Debt Selection Trust,
[c]	Series 2021-1 Class A, 1.18% due 11/15/2027	49,246	49,161
[c]	Series 2021-1 Class B, 2.13% due 11/15/2027	574,763	563,365
[c]	Series 2021-3 Class A, 1.15% due 5/15/2029	77,738	76,947
[c]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	982,757	941,026
	Pagaya AI Debt Trust,
[c]	Series 2022-1 Class A, 2.03% due 10/15/2029	728,220	708,270
[c]	Series 2023-1 Class A, 7.556% due 7/15/2030	453,939	455,192
[c]	Pawnee Equipment Receivables LLC, Series 2020-1 Class A, 1.37% due 11/17/2025	8,930	8,916
[c]	Post Road Equipment Finance, Series 2022-1A Class A1, 3.76% due 8/16/2027	105,752	104,536
[c]	Prosper Marketplace Issuance Trust, Series 2019-4A Class C, 4.95% due 2/17/2026	134,950	134,760
	PSNH Funding LLC 3, Series 2018-1 Class A1, 3.094% due 2/1/2026	13,707	13,615
[a,c]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	548,000	531,169
[c]	SoFi Consumer Loan Program Trust, Series 2021-1 Class A, 0.49% due 9/25/2030	115,816	114,408
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	313,584	284,572
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	660,000	591,298
	Theorem Funding Trust,
[c]	Series 2021-1A Class A, 1.21% due 12/15/2027	80,938	80,567
[c]	Series 2022-3A Class A, 7.60% due 4/15/2029	694,602	696,440
	Upstart Pass-Through Trust,
[c]	Series 2020-ST1 Class A, 3.75% due 2/20/2028	37,525	37,044
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	63,866	62,762
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	24,359	23,944
[c]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	843,294	820,699
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	352,106	331,998
[c]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	305,800	284,401
	Upstart Securitization Trust,
[c]	Series 2020-2 Class A, 2.309% due 11/20/2030	270,063	262,870
[c]	Series 2021-2 Class A, 0.91% due 6/20/2031	2,341	2,335
[c]	Series 2021-4 Class A, 0.84% due 9/20/2031	266,672	262,557
[c]	Series 2023-1 Class A, 6.59% due 2/20/2033	235,698	234,318
	Verizon Owner Trust, Series 2020-B Class A, 0.47% due 2/20/2025	444,300	441,074
			26,489,299
	Student Loan — 1.9%
	Laurel Road Prime Student Loan Trust,
[c]	Series 2017-C Class A2B, 2.81% due 11/25/2042	504,789	496,681
[c]	Series 2019-A Class A2FX, 2.73% due 10/25/2048	312,307	304,249
[a]	National Collegiate Student Loan Trust, Series 2006-4 Class A4, 5.46% (LIBOR 1 Month + 0.31%) due 5/25/2032	284,402	268,743

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Navient Private Education Loan Trust,
[c]	Series 2017-A Class A2A, 2.88% due 12/16/2058	$ 383,692	$ 378,107
[a,c]	Series 2017-A Class A2B, 6.093% (LIBOR 1 Month + 0.90%) due 12/16/2058	13,567	13,541
[a,c]	Series 2018-BA Class A2B, 5.913% (LIBOR 1 Month + 0.72%) due 12/15/2059	50,195	49,484
[c]	Navient Private Education Refi Loan Trust, Series 2018-CA Class A2, 3.52% due 6/16/2042	486,041	477,526
[a,c]	Navient Student Loan Trust, Series 2019-BA Class A2B, 6.173% (LIBOR 1 Month + 0.98%) due 12/15/2059	318,345	316,218
	Nelnet Student Loan Trust,
[a,c]	Series 2012-2A Class A, 5.95% (LIBOR 1 Month + 0.80%) due 12/26/2033	68,615	66,728
[a,c]	Series 2015-3A Class A2, 5.75% (LIBOR 1 Month + 0.60%) due 2/27/2051	24,188	23,849
[a,c]	Series 2021-DA Class AFL, 5.836% (LIBOR 1 Month + 0.69%) due 4/20/2062	149,187	146,265
[a,c]	Pennsylvania Higher Education Assistance Agency, Student Loan Trust, Series 2012-1A Class A1, 5.70% (LIBOR 1 Month + 0.55%) due 5/25/2057	11,758	11,479
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 6.454% (TSFR1M + 1.36%) due 7/25/2051	80,665	79,501
	SLM Student Loan Trust,
[a]	Series 2013-4 Class A, 5.70% (LIBOR 1 Month + 0.55%) due 6/25/2027	22,622	21,944
[a]	Series 2013-6 Class A3, 5.80% (LIBOR 1 Month + 0.65%) due 6/26/2028	140,272	136,246
	SMB Private Education Loan Trust,
[a,c]	Series 2015-C Class A3, 7.143% (LIBOR 1 Month + 1.95%) due 8/16/2032	58,447	58,484
[a,c]	Series 2016-A Class A2B, 6.693% (LIBOR 1 Month + 1.50%) due 5/15/2031	222,766	222,533
[a,c]	Series 2016-B Class A2B, 6.643% (LIBOR 1 Month + 1.45%) due 2/17/2032	258,137	257,707
[a,c]	Series 2017-A Class A2B, 6.093% (LIBOR 1 Month + 0.90%) due 9/15/2034	228,251	225,436
[a,c]	Series 2017-B Class A2B, 5.943% (LIBOR 1 Month + 0.75%) due 10/15/2035	452,362	448,306
[a,c]	Series 2018-B Class A2B, 5.913% (LIBOR 1 Month + 0.72%) due 1/15/2037	566,601	558,930
[a,c]	Series 2018-C Class A2B, 5.943% (LIBOR 1 Month + 0.75%) due 11/15/2035	138,036	136,561
[a,c]	SoFi Professional Loan Program LLC, Series 2017-A Class A1, 5.85% (LIBOR 1 Month + 0.70%) due 3/26/2040	618	618
	Towd Point Asset Trust,
[a,c]	Series 2018-SL1 Class A, 5.75% (LIBOR 1 Month + 0.60%) due 1/25/2046	63,882	63,707
[a,c]	Series 2021-SL1 Class A2, 5.857% (LIBOR 1 Month + 0.70%) due 11/20/2061	142,563	140,783
			4,903,626
	Total Asset Backed Securities (Cost $70,019,453)		69,766,960
	Corporate Bonds — 43.3%
	Automobiles & Components — 1.3%
	Automobiles — 1.3%
	Hyundai Capital America,
[c]	0.80% due 1/8/2024	1,259,000	1,225,511
[c]	5.80% due 6/26/2025	500,000	499,070
[c]	Mercedes-Benz Finance North America LLC, 5.50% due 11/27/2024	1,000,000	998,170
[a]	Toyota Motor Credit Corp., 5.742% (SOFRINDX + 0.65%) due 12/29/2023	600,000	599,928
			3,322,679
	Banks — 0.3%
	Banks — 0.3%
	HSBC USA, Inc., 3.75% due 5/24/2024	750,000	735,788
			735,788
	Capital Goods — 0.9%
	Industrial Conglomerates — 0.5%
	Lennox International, Inc., 3.00% due 11/15/2023	1,425,000	1,408,555
	Machinery — 0.4%
[a]	Caterpillar Financial Services Corp., 5.335% (SOFR + 0.25%) due 5/17/2024	950,000	949,250
			2,357,805
	Commercial & Professional Services — 1.7%
	Automobiles — 1.2%
	Daimler Truck Finance North America LLC,
[a,c]	5.691% (SOFR + 0.60%) due 12/14/2023	2,100,000	2,097,354
[a,c]	6.093% (SOFR + 1.00%) due 4/5/2024	945,000	946,417
	Commercial Services & Supplies — 0.5%
	Quanta Services, Inc., 0.95% due 10/1/2024	1,550,000	1,456,768
			4,500,539
	Consumer Discretionary Distribution & Retail — 0.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Broadline Retail — 0.4%
	Dollar General Corp., 4.25% due 9/20/2024	$1,000,000	$ 981,240
	Specialty Retail — 0.3%
	Advance Auto Parts, Inc., 5.90% due 3/9/2026	750,000	741,030
			1,722,270
	Consumer Services — 1.0%
	Hotels, Restaurants & Leisure — 1.0%
	Hyatt Hotels Corp., 1.30% due 10/1/2023	125,000	123,569
[a]	Starbucks Corp., 5.509% (SOFRINDX + 0.42%) due 2/14/2024	949,000	948,943
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	1,500,000	1,501,095
			2,573,607
	Consumer Staples Distribution & Retail — 0.6%
	Consumer Staples Distribution & Retail — 0.6%
[c]	7-Eleven, Inc., 0.80% due 2/10/2024	1,513,000	1,465,931
			1,465,931
	Energy — 2.9%
	Oil, Gas & Consumable Fuels — 2.9%
	Buckeye Partners LP, 4.15% due 7/1/2023	1,250,000	1,250,000
	Energy Transfer LP/Regency Energy Finance Corp., 4.50% due 11/1/2023	1,500,000	1,493,295
[c]	Gray Oak Pipeline LLC, 2.00% due 9/15/2023	1,450,000	1,438,327
[b]	Petroleos Mexicanos, 4.625% due 9/21/2023	1,000,000	990,980
	Spectra Energy Partners LP, 4.75% due 3/15/2024	1,500,000	1,486,635
	Williams Cos., Inc., 4.30% due 3/4/2024	750,000	741,000
			7,400,237
	Equity Real Estate Investment Trusts (REITs) — 0.7%
	Diversified REITs — 0.7%
	American Tower Corp., 2.40% due 3/15/2025	1,000,000	942,750
[c]	SBA Tower Trust, 2.836% due 1/15/2050	1,000,000	949,514
			1,892,264
	Financial Services — 4.4%
	Banks — 0.8%
[c]	National Securities Clearing Corp., 5.15% due 5/30/2025	2,000,000	1,990,520
	Capital Markets — 1.2%
	Ares Capital Corp., 4.20% due 6/10/2024	1,250,000	1,219,925
	Sixth Street Specialty Lending, Inc., 3.875% due 11/1/2024	2,000,000	1,931,160
	Financial Services — 2.4%
[c]	Antares Holdings LP, 6.00% due 8/15/2023	1,279,000	1,274,101
[a]	Bank of America Corp., 0.976% (SOFR + 0.69%) due 4/22/2025	1,250,000	1,198,013
[a]	Citigroup, Inc., 0.776% (SOFR + 0.69%) due 10/30/2024	1,250,000	1,227,700
[a,b]	Deutsche Bank AG, Series E, 5.589% (SOFR + 0.50%) due 11/8/2023	150,000	149,550
[a]	Goldman Sachs Group, Inc., 5.536% (SOFR + 0.49%) due 10/21/2024	1,000,000	994,960
[a]	Morgan Stanley, 5.519% (SOFR + 0.46%) due 1/25/2024	1,250,000	1,248,825
			11,234,754
	Food, Beverage & Tobacco — 1.3%
	Beverages — 0.3%
	Constellation Brands, Inc., 5.00% due 2/2/2026	700,000	697,557
	Food Products — 0.5%
[b,c]	Danone SA, 2.589% due 11/2/2023	1,350,000	1,335,298
	Tobacco — 0.5%
	BAT Capital Corp., 3.222% due 8/15/2024	1,500,000	1,455,375
			3,488,230
	Health Care Equipment & Services — 1.6%
	Health Care Equipment & Supplies — 0.7%
	Baxter International, Inc.,
[a]	5.351% (SOFRINDX + 0.26%) due 12/1/2023	1,000,000	997,140
[a]	5.531% (SOFRINDX + 0.44%) due 11/29/2024	1,000,000	991,690
	Health Care Providers & Services — 0.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Humana, Inc.,
	0.65% due 8/3/2023	$1,509,000	$ 1,502,979
	5.70% due 3/13/2026	750,000	750,465
			4,242,274
	Industrials — 1.5%
	Aerospace & Defense — 0.7%
	Teledyne Technologies, Inc., 0.95% due 4/1/2024	2,000,000	1,926,240
	Transportation Infrastructure — 0.8%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[c]	2.70% due 11/1/2024	1,000,000	954,230
[c]	3.90% due 2/1/2024	1,000,000	986,770
			3,867,240
	Insurance — 5.1%
	Insurance — 5.1%
[b]	Aon Global Ltd., 3.50% due 6/14/2024	1,375,000	1,345,960
[a,c]	Brighthouse Financial Global Funding, 5.78% (SOFR + 0.76%) due 4/12/2024	1,500,000	1,486,155
[c]	Fairfax U.S., Inc., 4.875% due 8/13/2024	850,000	833,408
[c]	Five Corners Funding Trust, 4.419% due 11/15/2023	1,500,000	1,484,925
[a,c]	Metropolitan Life Global Funding I, 5.326% (SOFR + 0.32%) due 1/7/2024	1,037,000	1,034,947
[a,c]	Pacific Life Global Funding II, 5.892% (SOFRINDX + 0.80%) due 3/30/2025	235,000	233,820
[c]	Principal Life Global Funding II, 0.50% due 1/8/2024	1,500,000	1,459,095
	Reliance Standard Life Global Funding II,
[c]	2.50% due 10/30/2024	1,000,000	948,220
[c]	3.85% due 9/19/2023	601,000	596,006
[c]	5.243% due 2/2/2026	850,000	832,847
[c]	Security Benefit Global Funding, 1.25% due 5/17/2024	1,400,000	1,332,422
	Willis North America, Inc., 3.60% due 5/15/2024	1,500,000	1,463,595
			13,051,400
	Materials — 1.7%
	Chemicals — 0.6%
	Celanese U.S. Holdings LLC, 5.90% due 7/5/2024	1,500,000	1,496,805
	Construction Materials — 0.3%
	Vulcan Materials Co., 5.80% due 3/1/2026	751,000	750,752
	Containers & Packaging — 0.8%
	Ball Corp., 4.00% due 11/15/2023	2,053,000	2,036,740
			4,284,297
	Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
	Biotechnology — 0.1%
	Amgen, Inc., 5.507% due 3/2/2026	250,000	249,393
	Life Sciences Tools & Services — 0.5%
[a]	Thermo Fisher Scientific, Inc., 5.422% (SOFRINDX + 0.39%) due 10/18/2023	1,300,000	1,299,701
	Pharmaceuticals — 2.4%
[a,b]	AstraZeneca plc, 5.995% (LIBOR 3 Month + 0.67%) due 8/17/2023	240,000	239,974
[a,c]	Bayer U.S. Finance II LLC, 6.562% (LIBOR 3 Month + 1.01%) due 12/15/2023	1,500,000	1,500,120
	Cigna Group,
	5.685% due 3/15/2026	500,000	500,605
[a]	6.15% (LIBOR 3 Month + 0.89%) due 7/15/2023	747,000	746,880
	McKesson Corp., 5.25% due 2/15/2026	686,000	683,716
	Mylan, Inc., 4.20% due 11/29/2023	1,673,000	1,661,272
[a,c]	Roche Holdings, Inc., 5.42% (SOFR + 0.33%) due 9/11/2023	850,000	850,008
			7,731,669
	Semiconductors & Semiconductor Equipment — 1.6%
	Semiconductors & Semiconductor Equipment — 1.6%
	Microchip Technology, Inc., 0.972% due 2/15/2024	1,000,000	968,000
[c]	Qorvo, Inc., 1.75% due 12/15/2024	1,250,000	1,162,800
[b,c]	Renesas Electronics Corp., 1.543% due 11/26/2024	1,500,000	1,401,525
[b,c]	SK Hynix, Inc., 1.00% due 1/19/2024	700,000	680,176
			4,212,501
	Software & Services — 0.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Information Technology Services — 0.4%
[b]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	$1,000,000	$ 962,000
			962,000
	Technology Hardware & Equipment — 1.2%
	Electronic Equipment, Instruments & Components — 0.3%
	Arrow Electronics, Inc., 6.125% due 3/1/2026	900,000	897,759
	Technology Hardware, Storage & Peripherals — 0.9%
	Hewlett Packard Enterprise Co.,
	4.45% due 10/2/2023	1,000,000	996,100
	5.90% due 10/1/2024	1,250,000	1,248,513
			3,142,372
	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 0.8%
[b]	British Telecommunications plc, 4.50% due 12/4/2023	1,075,000	1,068,647
[b,c]	NTT Finance Corp., 4.142% due 7/26/2024	500,000	492,090
[b,c]	Videotron Ltd., 5.375% due 6/15/2024	502,000	496,975
	Wireless Telecommunication Services — 0.7%
	Sprint LLC, 7.875% due 9/15/2023	1,250,000	1,253,787
	T-Mobile USA, Inc., 2.25% due 2/15/2026	500,000	460,560
			3,772,059
	Transportation — 0.3%
	Air Freight & Logistics — 0.3%
	Ryder System, Inc., 3.875% due 12/1/2023	750,000	742,950
			742,950
	Utilities — 9.6%
	Electric Utilities — 9.1%
[c]	Alexander Funding Trust, 1.841% due 11/15/2023	431,000	421,854
	American Electric Power Co., Inc., 2.031% due 3/15/2024	2,500,000	2,430,050
	Arizona Public Service Co., 3.35% due 6/15/2024	1,979,000	1,928,674
[a]	CenterPoint Energy, Inc., 5.739% (SOFRINDX + 0.65%) due 5/13/2024	589,000	588,299
	Cleveland Electric Illuminating Co., 5.50% due 8/15/2024	1,000,000	997,930
[a]	Dominion Energy, Inc., Series D, 6.082% (LIBOR 3 Month + 0.53%) due 9/15/2023	225,000	225,027
[a]	DTE Energy Co., 4.22% due 11/1/2024	907,000	887,445
[a]	Eversource Energy, Series T, 5.339% (SOFRINDX + 0.25%) due 8/15/2023	2,150,000	2,149,355
[c]	Jersey Central Power & Light Co., 4.70% due 4/1/2024	1,000,000	989,410
[a]	Mississippi Power Co., Series A, 5.392% (SOFR + 0.30%) due 6/28/2024	750,000	744,128
[a]	National Rural Utilities Cooperative Finance Corp., 5.489% (SOFR + 0.40%) due 8/7/2023	250,000	249,580
	NextEra Energy Capital Holdings, Inc.,
	4.255% due 9/1/2024	750,000	737,498
[a]	5.481% (SOFRINDX + 0.40%) due 11/3/2023	1,113,000	1,112,855
[a]	6.112% (SOFRINDX + 1.02%) due 3/21/2024	375,000	375,026
[c]	Niagara Mohawk Power Corp., 3.508% due 10/1/2024	750,000	722,595
	Oncor Electric Delivery Co. LLC, 2.75% due 6/1/2024	500,000	486,190
	Pacific Gas & Electric Co., 4.25% due 8/1/2023	1,550,000	1,547,613
	Public Service Enterprise Group, Inc., 0.841% due 11/8/2023	1,390,000	1,365,397
	San Diego Gas & Electric Co., Series NNN, 3.60% due 9/1/2023	1,500,000	1,493,925
	Southern California Edison Co.,
	Series C, 4.20% due 6/1/2025	230,000	224,492
	Series J, 0.70% due 8/1/2023	1,000,000	996,100
	Southern Co., Series 21-A, 0.60% due 2/26/2024	1,250,000	1,207,662
	Vistra Operations Co. LLC,
[c]	3.55% due 7/15/2024	500,000	482,910
[c]	4.875% due 5/13/2024	1,000,000	981,660
	Gas Utilities — 0.5%
	Entergy New Orleans LLC, 3.90% due 7/1/2023	1,250,000	1,250,000
			24,595,675
	Total Corporate Bonds (Cost $111,636,184)		111,298,541
	Long-Term Municipal Bonds — 0.0%
	New Jersey Transportation Trust Fund Authority, ETM, Series B, 2.631% due 6/15/2024	25,000	24,342

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Total Long-Term Municipal Bonds (Cost $25,000)		24,342
	Short-Term Investments — 17.3%
	Mutual Fund — 8.5%
[d]	Thornburg Capital Management Fund	$2,183,793	$ 21,837,932
	Total Mutual Fund (Cost $21,837,932)		21,837,932
	Commercial Paper — 5.4%
	American Honda Finance Corp., 5.746% due 9/22/2023	2,000,000	1,974,224
[c]	AT&T, Inc., 6.126% due 3/19/2024	1,000,000	958,517
[c]	Avangrid, Inc., 5.85% due 12/14/2023	1,250,000	1,217,722
[c]	Avery Dennison Corp., 5.908% due 11/7/2023	2,000,000	1,959,150
[b,c]	BASF SE, 5.828% due 12/18/2023	519,000	505,349
[c]	Bayer Corp., 6.136% due 8/28/2023	500,000	495,247
[c]	Fidelity National Information Services, Inc., 5.605% due 7/11/2023	2,000,000	1,996,944
[b,c]	LVMH Moet Hennessy Louis Vuitton SE, 5.863% due 3/21/2024	2,000,000	1,918,747
[c]	Sempra Energy, 5.788% due 9/7/2023	1,500,000	1,484,077
[c]	Southern California Edison Co., 5.907% due 10/16/2023	1,250,000	1,228,823
	Total Commercial Paper (Cost $13,738,800)		13,738,800
	U.S. Treasury Securities — 3.4%
	United States Treasury Bill,
	5.281% due 10/3/2023	3,000,000	2,960,382
	5.371% due 11/16/2023	6,000,000	5,882,587
	Total U.S. Treasury Securities (Cost $8,838,582)		8,842,969
	Total Short-Term Investments (Cost $44,415,314)		44,419,701
	Total Investments — 99.3% (Cost $256,411,641)		$255,532,761
	Other Assets Less Liabilities — 0.7%		1,844,653
	Net Assets — 100.0%		$257,377,414

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $109,325,145, representing 42.48% of the Fund’s net assets.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
DAC	Designated Activity Company
ETM	Escrowed to Maturity
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Ultra Short Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/23	Dividend Income
Thornburg Capital Mgmt. Fund	$23,148,493	$227,634,623	$(228,945,184)	$-	$-	$21,837,932	$1,103,733